EMPLOYEE BENEFIT PLANS Retirement Pension Premium Plan and Senior Management Pension Plan Premium (Details) - Pension plan premium [Member] - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee benefit plans
Present value of the obligation as of January 1		$ 170,596	$ 167,646
Current cost of service		16,687	14,546
Interest cost		11,161	10,535
Benefits paid		(31,784)	(18,829)
Past service cost		75	0
Net actuarial (gain) / loss due to assumption changes and plan experience	[1]	30,875	(9,059)
Foreign currency translation effect		650	2,457
Defined obligation, unfunded as of December 31		198,260	170,596
Banistmo S.A. y Filiales [Member]
Disclosure of employee benefit plans
First time application effect of IAS 19 to new defined benefit obligation at December 31, 2018	[2]	0	2,479
Banagricola S.A.
Disclosure of employee benefit plans
First time application effect of IAS 19 to new defined benefit obligation at December 31, 2018	[3]	$ 0	$ 821

[1]	The increase in actuarial losses from experience adjustment is mainly due to a reduction of the discount rate used in actuarial valuation of 2019 against 2018.19.4
[2]	Banistmo S.A has decided to recognize a new employee benefit plan for its senior management executives based on the number of years of service to the organization.
[3]	Banagrícola S.A has decided to recognize a new employee benefit plan for its senior management executives based on the number of years of service to the organization.